Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash at bank and in hand	$ 29,367	$ 58,083
Short-term deposits	6,116	13,496
Total Cash and cash equivalents	35,483	71,579	$ 117,090	$ 373,931
Restricted cash in cash and cash equivalents	$ 0	$ 0